Annual Fund Operating Expenses	Nov. 28, 2025
FROST GROWTH EQUITY FUND | Institutional Class Shares | FROST GROWTH EQUITY FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.66%
FROST GROWTH EQUITY FUND | Investor Class Shares | FROST GROWTH EQUITY FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.91%
FROST TOTAL RETURN BOND FUND | A Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.81%
FROST TOTAL RETURN BOND FUND | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.46%
FROST TOTAL RETURN BOND FUND | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.71%
FROST CREDIT FUND | A Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.91%
FROST CREDIT FUND | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.66%
FROST CREDIT FUND | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.91%
FROST LOW DURATION BOND FUND | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.44%
FROST LOW DURATION BOND FUND | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.69%